Aston Funds

ASTON/Silvercrest Small Cap Fund (the “Fund”)

Class N Shares and Class I Shares

Supplement dated July 2, 2013 to the Prospectus dated February 28, 2013 for the Aston Funds (the

“Prospectus”) and the Summary Prospectus dated March 1, 2013 for the Fund (together with the Prospectus,

the “Prospectuses”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

CHANGE IN OWNERSHIP OF SUBADVISER

Effective June 26, 2013 (the “Effective Date”), Silvercrest Asset Management Group Inc. (“SAMG”) completed an initial public offering of its Class A common stock. As part of the restructuring in connection with the initial public offering, SAMG became the general partner of Silvercrest L.P. and the proceeds of the initial public offering were used to repurchase interests in Silvercrest L.P. from certain minority holders. As of the Effective Date, Silvercrest Asset Management Group LLC, the subadviser to the Fund, is wholly-owned by Silvercrest L.P., and SAMG owns a minority interest in Silvercrest L.P. The majority of interests in Silvercrest L.P. remain held by employees.

There is no change in the Fund’s current investment objective, principal investment strategies or management fees.

As of the Effective Date, the following information replaces the information in the Prospectus relating to the Fund’s subadviser:

ASTON/Silvercrest Small Cap Fund

Silvercrest Asset Management Group LLC, 1330 Avenue of the Americas, 38th Fl., New York, NY 10019, was founded in 2002. Silvercrest is wholly-owned by Silvercrest L.P., which is majority-owned by Silvercrest employees, with a minority interest owned by publicly-held Silvercrest Asset Management Group Inc. As of June 30, 2013, Silvercrest managed approximately $8.5 billion in assets.

For more information, please call Aston Funds: 800-992-8151 or visit our website at www.astonfunds.com.

SUP SLVR 713

Aston Funds

ASTON/Silvercrest Small Cap Fund (the “Fund”)

Class N Shares and Class I Shares

Supplement dated July 2, 2013 to the Statement of Additional Information for Aston Funds

dated February 28, 2013 and supplemented on March 4, 2013

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of

Additional Information. Keep it for future reference.

CHANGE IN OWNERSHIP OF SUBADVISER

Effective June 26, 2013 (the “Effective Date”), Silvercrest Asset Management Group Inc. (“SAMG”) completed an initial public offering of its Class A common stock. As part of the restructuring in connection with the initial public offering, SAMG became the general partner of Silvercrest L.P. and the proceeds of the initial public offering were used to repurchase interests in Silvercrest L.P. from certain minority holders. As of the Effective Date, Silvercrest Asset Management Group LLC, the subadviser to the Fund, is wholly-owned by Silvercrest L.P., and SAMG owns a minority interest in Silvercrest L.P. The majority of interests in Silvercrest L.P. remain held by employees.

As of the Effective Date, the following information replaces the similar paragraph on page 110 of the Statement of Additional Information relating to the Fund’s subadviser and portfolio manager:

Silvercrest Asset Management Group LLC (“Silvercrest”)

Silvercrest is the subadviser to the ASTON/Silvercrest Small Cap Fund. Silvercrest was founded in 2002 and is located at 1330 Avenue of the Americas, 38th Fl., New York, NY 10019. Silvercrest is a wholly-owned subsidiary of Silvercrest L.P., which is majority-owned by Silvercrest employees, with a minority interest owned by publicly-held Silvercrest Asset Management Group Inc.

For more information, please call Aston Funds: 800-992-8151 or visit our website at

www.astonfunds.com.

SAI SLVR 713